LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 4 - LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:

	Three Months Ended September 30,		Nine Months Ended September 30,		Period from April 23, 2002 (Inception) to September 30,
	2012	2011	2012	2011	2012
Numerator:
Net loss available in basic and diluted calculation	$(2,855,775)	$(654,114)	$(5,704,855)	$(1,518,933)	$(17,573,810)

Denominator:
Weighted average common shares outstanding-basic	79,467,603	27,236,303	55,370,243	22,193,681	9,608,160

Effect of diluted stock options and warrants (1)		-	-

Weighted average common shares outstanding-diluted	79,467,603	27,236,303	55,370,243	22,193,681	9,608,160

Loss per common share-basic and diluted	$(0.04)	$(0.02)	$(0.10)	$(0.07)	$(1.83)

(1) The number of shares underlying options and warrants outstanding as of September 30, 2012 and September 30, 2011 are 45,250,929and 31,298,440 respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.

NOTE 4 - LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:

			From
	Year Ended		April 23, 2002
	December 31,		(Inception) To
	2011	2010	December 31, 2011
Numerator:
Net loss available in basic and diluted calculation	$(4,486,879)	$(1,352,709)	$(11,868,956)

Denominator:
Weighted average common shares outstanding-basic	24,282,433	12,771,683	5,805,714

Effect of dilutive stock options and warrants (1)	-	-	-

Weighted average common shares outstanding-diluted	24,282,433	12,771,683	5,805,714

Loss per common share-basic and diluted	$(0.18)	$(0.11)	$(2.04)

(1) The number of shares underlying options and warrants outstanding as of December 31, 2011 and December 31, 2010 are 32,679,862 and 14,169,143, respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.